Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and advances at amortised cost
Impairment allowance				£ 4,690
Impairment allowance				4,690
Loans and advances [member]
Loans and advances at amortised cost
Impairment allowance				4,652	£ 4,620
Impairment allowance				£ 4,652	£ 4,620
Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		£ 140,802	£ 324,846
Net transfers between stages		0
Business activity in the year		52,816
Net drawdowns and repayments		(4,713)
Final repayments		(37,958)
Disposals		(5,163)
Write-offs		(1,456)
Impairment allowance		140,802	324,846
Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC		(187,570)
Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Continuing operations [member]
Loans and advances at amortised cost
Impairment allowance		140,802	138,119
Net transfers between stages		0
Business activity in the year		44,756
Net drawdowns and repayments		(1,170)
Final repayments		(34,415)
Disposals		(5,163)
Write-offs		(1,325)
Impairment allowance		140,802	138,119
Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | UK Banking Business [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Impairment allowance	£ 187,570		186,727
Net transfers between stages	0
Business activity in the year	8,060
Net drawdowns and repayments	(3,543)
Final repayments	(3,543)
Write-offs	(131)
Impairment allowance	187,570		186,727
Stage 1 [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		122,589	266,173
Net transfers between stages		4,999
Business activity in the year		51,044
Net drawdowns and repayments		(5,635)
Final repayments		(33,493)
Disposals		(5,109)
Write-offs		0
Impairment allowance		122,589	266,173
Stage 1 [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC		(155,390)
Stage 1 [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Continuing operations [member]
Loans and advances at amortised cost
Impairment allowance		122,589	113,375
Net transfers between stages		3,795
Business activity in the year		43,520
Net drawdowns and repayments		(2,773)
Final repayments		(30,219)
Disposals		(5,109)
Write-offs		0
Impairment allowance		122,589	113,375
Stage 1 [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | UK Banking Business [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Impairment allowance	155,390		152,798
Net transfers between stages	1,204
Business activity in the year	7,524
Net drawdowns and repayments	(2,862)
Final repayments	(3,274)
Write-offs	0
Impairment allowance	155,390		152,798
Stage 2 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		14,024	49,592
Net transfers between stages		(6,196)
Business activity in the year		1,650
Net drawdowns and repayments		767
Final repayments		(3,811)
Disposals		0
Write-offs		0
Impairment allowance		14,024	49,592
Stage 2 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC		(27,978)
Stage 2 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Continuing operations [member]
Loans and advances at amortised cost
Impairment allowance		14,024	19,913
Net transfers between stages		(4,588)
Business activity in the year		1,188
Net drawdowns and repayments		1,117
Final repayments		(3,606)
Disposals		0
Write-offs		0
Impairment allowance		14,024	19,913
Stage 2 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | UK Banking Business [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Impairment allowance	27,978		29,679
Net transfers between stages	(1,608)
Business activity in the year	462
Net drawdowns and repayments	(350)
Final repayments	(205)
Write-offs	0
Impairment allowance	27,978		29,679
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		4,189	9,081
Net transfers between stages		1,197
Business activity in the year		122
Net drawdowns and repayments		155
Final repayments		(654)
Disposals		(54)
Write-offs		(1,456)
Impairment allowance		4,189	9,081
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC		(4,202)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Continuing operations [member]
Loans and advances at amortised cost
Impairment allowance		4,189	4,831
Net transfers between stages		793
Business activity in the year		48
Net drawdowns and repayments		486
Final repayments		(590)
Disposals		(54)
Write-offs		(1,325)
Impairment allowance		£ 4,189	4,831
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Loans and advances [member] | Financial assets at amortised cost [member] | UK Banking Business [member] | Barclays Bank UK PLC [member]
Loans and advances at amortised cost
Impairment allowance	4,202		4,250
Net transfers between stages	404
Business activity in the year	74
Net drawdowns and repayments	(331)
Final repayments	(64)
Write-offs	(131)
Impairment allowance	£ 4,202		£ 4,250